Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2016 and December 31, 2015, consisted of the following:

	2016	2015
Land	$6,555	6,579
Land improvements	1,132	1,097
Buildings	22,397	22,405
Furniture and equipment	6,932	6,488

	37,016	36,569
Less accumulated depreciation	13,555	12,535

Premises and equipment, net	$23,461	24,034

Depreciation expense was approximately $1,320,000, $1,266,000 and $1,336,000 for the years ended December 31, 2016, 2015 and 2014, respectively.